Cash and Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 178,326	$ 104,620
Bank deposits maturing in three months or less	134,952	272,922
Cash and cash equivalents	313,278	377,542
Bank deposits maturing over three months (note)	317,718	634,158
Cash and cash equivalents and short-term investments	$ 630,996	$ 1,011,700
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	91 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	99 days	180 days